SIGNIFICANT ACCOUNTING POLICIES (Details)	0 Months Ended	12 Months Ended
	Jul. 29, 2013 Mr. Bangxin Zhang item	Feb. 28, 2014 Class A Common shares item	Feb. 28, 2014 Class B Common shares item
Consolidation of Variable Interest Entities
Number of votes to which holders of common shares are entitled for each share held		1	10
Number of votes to be deducted from total issued and outstanding shares of entity held by all members, other than shares which are owned by majority shareholder for appoint or remove a director	1